Segmental analysis	12 Months Ended
Dec. 31, 2025
Disclosure of entity's operating segments [Abstract]
Segmental analysis	Note 4: Segmental analysis
Lloyds Banking Group provides a wide range of banking and financial services in the UK and in certain locations overseas.
The Group Executive Committee (GEC) has been determined to be the chief operating decision-maker, as defined by IFRS 8 Operating
Segments, for the Group. The Group’s operating segments reflect its organisational and management structures. The GEC reviews the
Group’s internal reporting based around these segments in order to assess performance and allocate resources. It considers interest income and expense on a net basis and consequently the total interest income and expense for all reportable segments is presented net. The segments are differentiated by the type of products provided and by whether the customers are individuals or corporate entities.
The segmental results and comparatives are presented on an underlying basis (pre-tax), the basis reviewed by the chief operating decision-
maker. The underlying basis is derived from the recognition and measurement principles of the IFRS Accounting Standards with the effects of the following excluded in arriving at underlying profit:
•Restructuring costs relating to merger, acquisition, integration and disposal activities
•Volatility and other items, which includes the effects of certain asset sales, the volatility relating to the Group’s hedging arrangements and that arising in the insurance businesses, the unwind of acquisition-related fair value adjustments and the amortisation of purchased intangible assets
Management believes that excluding volatility from underlying profit before tax provides useful information for investors on the performance of the business because it allows for a comparable representation of the Group’s performance by removing the impact of items caused by market movements outside the control of management.
For the purposes of the underlying income statement, operating lease depreciation (net of gains on disposal of operating lease assets) is shown as an adjustment to total income.
The Group has three operating and reportable segments: Retail; Commercial Banking; and Insurance, Pensions and Investments:
•Retail offers a broad range of financial services products to personal customers, including current accounts, savings, mortgages, credit cards, unsecured loans, motor finance and leasing solutions
•Commercial Banking serves small and medium businesses and corporate and institutional clients, providing lending, transactional banking, working capital management, debt financing and risk management services
•Insurance, Pensions and Investments offers insurance, investment and pension management products and services
Other comprises income and expenditure not attributed to the Group’s operating segments. These amounts include those arising from the
Group’s equity investment businesses and residual underlying net interest income after transfer pricing.
In 2025, the Group revised its treatment of certain divisional variable payment related costs. Previously reported within divisional operating costs, these are now included within divisional underlying other income. Comparative figures have been represented on a consistent basis, with no net impact on segmental profit or loss. Total Group comparatives are unchanged.
Note 4: Segmental analysis continued
Inter-segment services are generally recharged at cost, although some attract a margin. Inter-segment lending and deposits are generally entered into at market rates, except that non-interest bearing balances are priced at a rate that reflects the external yield that could be earned on such funds.
For the majority of those derivative contracts entered into by business units for risk management purposes, the business unit recognises the net interest income or expense on an accrual accounting basis and transfers the remainder of the movement in the fair value of the derivative to the central function where the resulting accounting volatility is managed where possible through the establishment of hedge accounting relationships. Any change in fair value of the hedged instrument attributable to the hedged risk is also recorded within the central function. This allocation of the fair value of the derivative and change in fair value of the hedged instrument attributable to the hedged risk avoids accounting asymmetry in the segmental results.

Year ended 31 December 2025	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Underlying net interest income	9,637	3,670	(151)	479	13,635
Underlying other income	2,636	1,825	1,431	228	6,120
Total underlying income	12,273	5,495	1,280	707	19,755
Operating lease depreciation[1]	(1,445)	(9)	–	–	(1,454)
Net income	10,828	5,486	1,280	707	18,301
Operating costs	(5,807)	(2,853)	(933)	(168)	(9,761)
Remediation	(931)	(27)	(15)	5	(968)
Total costs	(6,738)	(2,880)	(948)	(163)	(10,729)
Underlying impairment (charge) credit	(734)	(60)	(2)	1	(795)
Underlying profit before tax	3,356	2,546	330	545	6,777

External income	15,383	3,499	1,436	(563)	19,755
External operating lease depreciation[1]	(1,445)	(9)	–	–	(1,454)
Inter-segment (expense) income	(3,110)	1,996	(156)	1,270	–
Net income	10,828	5,486	1,280	707	18,301

Loans and advances to customers[2]	390,616	90,307	–	540	481,463
External assets	404,882	147,186	218,137	173,867	944,072
Customer deposits	325,169	171,063	–	225	496,457
External liabilities	331,244	211,175	213,520	140,266	896,205

Analysis of underlying other income:
Consumer lending	2,075				2,075
Consumer relationships	561				561
Business and Commercial Banking		543			543
Corporate and Institutional Banking		1,282			1,282
Life, Pensions and Investments			1,018		1,018
General insurance			277		277
Venture capital				462	462
Other			136	(234)	(98)
Underlying other income	2,636	1,825	1,431	228	6,120

Other items reflected in income statement above:
Depreciation and amortisation	2,352	345	193	587	3,477
Defined benefit scheme credit	–	–	–	(37)	(37)
Non-income statement items:
Additions to fixed assets	4,173	242	57	1,851	6,323
Investments in joint ventures and associates at end of year	–	–	–	445	445
1Net of losses on disposal of operating lease assets of £10 million.
2Other includes centralised fair value hedge accounting adjustments.
Note 4: Segmental analysis continued

Year ended 31 December 2024	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Underlying net interest income	8,930	3,434	(136)	617	12,845
Underlying other income[1]	2,354	1,815	1,292	136	5,597
Total underlying income	11,284	5,249	1,156	753	18,442
Operating lease depreciation[2]	(1,319)	(6)	–	–	(1,325)
Net income	9,965	5,243	1,156	753	17,117
Operating costs[1]	(5,566)	(2,752)	(924)	(200)	(9,442)
Remediation	(750)	(104)	(19)	(26)	(899)
Total costs	(6,316)	(2,856)	(943)	(226)	(10,341)
Underlying impairment (charge) credit	(457)	14	7	3	(433)
Underlying profit before tax	3,192	2,401	220	530	6,343

External income	13,566	3,981	1,292	(397)	18,442
External operating lease depreciation[2]	(1,319)	(6)	–	–	(1,325)
Inter-segment (expense) income	(2,282)	1,268	(136)	1,150	–
Net income	9,965	5,243	1,156	753	17,117

Loans and advances to customers[3]	372,250	87,602	–	5	459,857
External assets[4]	387,322	148,548	197,309	173,518	906,697
Customer deposits	319,726	162,645	–	374	482,745
External liabilities[4]	324,730	207,066	193,519	135,494	860,809

Analysis of underlying other income:
Consumer lending	1,810				1,810
Consumer relationships	544				544
Business and Commercial Banking		533			533
Corporate and Institutional Banking		1,282			1,282
Life, Pensions and Investments			979		979
General insurance			229		229
Venture capital				457	457
Other			84	(321)	(237)
Underlying other income	2,354	1,815	1,292	136	5,597

Other items reflected in income statement above:
Depreciation and amortisation	2,303	338	229	556	3,426
Defined benefit scheme charge (credit)	7	2	3	(23)	(11)
Non-income statement items:
Additions to fixed assets	3,485	107	75	1,956	5,623
Investments in joint ventures and associates at end of year	–	–	–	542	542
1In 2025, the Group revised its treatment of certain divisional variable payment related costs. Previously reported within divisional operating costs, these are now included within divisional underlying other income. Comparative figures have been represented on a consistent basis, with no net impact on segmental profit or loss. Total Group comparatives are unchanged.
2Net of profits on disposal of operating lease assets of £59 million.
3Other includes centralised fair value hedge accounting adjustments.
4The Insurance, Pensions and Investments operating segment external assets included £5,122 million of disposal group assets and external liabilities included £5,268 million of disposal group liabilities. Further details are provided in note 24 and note 27.
Note 4: Segmental analysis continued

Year ended 31 December 2023	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Underlying net interest income	9,647	3,799	(132)	451	13,765
Underlying other income	2,159	1,691	1,209	64	5,123
Total underlying income	11,806	5,490	1,077	515	18,888
Operating lease depreciation[1]	(948)	(8)	–	–	(956)
Net income	10,858	5,482	1,077	515	17,932
Operating costs	(5,469)	(2,647)	(880)	(144)	(9,140)
Remediation	(515)	(127)	(14)	(19)	(675)
Total costs	(5,984)	(2,774)	(894)	(163)	(9,815)
Underlying impairment (charge) credit	(831)	511	7	5	(308)
Underlying profit before tax	4,043	3,219	190	357	7,809

External income	12,803	4,570	1,221	294	18,888
External operating lease depreciation[1]	(948)	(8)	–	–	(956)
Inter-segment (expense) income	(997)	920	(144)	221	–
Net income	10,858	5,482	1,077	515	17,932

Loans and advances to customers[2]	361,181	88,606	–	(42)	449,745
External assets	376,789	150,834	184,267	169,563	881,453
Customer deposits	308,441	162,752	–	203	471,396
External liabilities	313,244	204,815	179,962	136,067	834,088

Analysis of underlying other income:
Consumer lending	1,553				1,553
Consumer relationships	606				606
Business and Commercial Banking		514			514
Corporate and Institutional Banking		1,177			1,177
Life, Pensions and Investments			966		966
General insurance			171		171
Venture capital				448	448
Other			72	(384)	(312)
Underlying other income	2,159	1,691	1,209	64	5,123

Other items reflected in income statement above:
Depreciation and amortisation	1,927	410	201	367	2,905
Defined benefit scheme charge (credit)	53	21	6	(159)	(79)
Non-income statement items:
Additions to fixed assets	3,294	88	80	1,993	5,455
Investments in joint ventures and associates at end of year	–	–	–	401	401
1Net of profits on disposal of operating lease assets of £93 million.
2Other includes centralised fair value hedge accounting adjustments.
Geographical areas
The Group’s operations are predominantly UK-based and as a result an analysis between UK and non-UK activities is not provided.
Note 4: Segmental analysis continued
Reconciliation of underlying basis to statutory basis
The underlying basis is the basis on which financial information is presented to the chief operating decision-maker which excludes certain items included in the statutory results. The table below reconciles the statutory results to the underlying basis.

		Removal of:
Year ended 31 December 2025	Lloyds Banking Group statutory basis £m	Volatility, and other items[1] £m	Insurance gross up2 £m	Underlying basis £m
Net interest income	13,230	403	2	13,635	Underlying net interest income
Other income	6,192	(326)	254	6,120	Underlying other income
		(1,454)	–	(1,454)	Operating lease depreciation[3]
Total income	19,422	(1,377)	256	18,301	Net income
Operating expenses[3]	(11,966)	1,493	(256)	(10,729)	Total costs
Impairment charge	(795)	–	–	(795)	Underlying impairment charge
Profit before tax	6,661	116	–	6,777	Underlying profit

		Removal of:
Year ended 31 December 2024	Lloyds Banking Group statutory basis £m	Volatility, and other items[1] £m	Insurance gross up2 £m	Underlying basis £m
Net interest income	12,277	578	(10)	12,845	Underlying net interest income
Other income	5,726	(375)	246	5,597	Underlying other income
		(1,325)	–	(1,325)	Operating lease depreciation[3]
Total income	18,003	(1,122)	236	17,117	Net income
Operating expenses[3]	(11,601)	1,496	(236)	(10,341)	Total costs
Impairment charge	(431)	(2)	–	(433)	Underlying impairment charge
Profit before tax	5,971	372	–	6,343	Underlying profit

		Removal of:
Year ended 31 December 2023	Lloyds Banking Group statutory basis £m	Volatility, and other items[1] £m	Insurance gross up2 £m	Underlying basis £m
Net interest income	13,298	479	(12)	13,765	Underlying net interest income
Other income	5,331	(447)	239	5,123	Underlying other income
		(956)	–	(956)	Operating lease depreciation[3]
Total income	18,629	(924)	227	17,932	Net income
Operating expenses[3]	(10,823)	1,235	(227)	(9,815)	Total costs
Impairment charge	(303)	(5)	–	(308)	Underlying impairment charge
Profit before tax	7,503	306	–	7,809	Underlying profit
1In the year ended 31 December 2025 this comprises the effects of market and other volatility (gain of £72 million, 2024: losses of £144 million, 2023: gain of £35 million); the amortisation of purchased intangibles (£86 million, 2024: £81 million, 2023: £80 million); restructuring (£46 million of merger, acquisition and integration costs, 2024: £40 million, 2023:
£154 million); and the fair value unwind (losses of £56 million, 2024: losses of £107 million, 2023: losses of £107 million).
2Under IFRS 17, expenses which are directly associated with the fulfilment of insurance contracts are reported as part of the insurance service result within statutory other income. On an underlying basis these expenses remain within costs.
3Net of losses on disposal of operating lease assets of £10 million (2024: profit of £59 million; 2023: profit of £93 million). Statutory operating expenses includes operating lease depreciation. On an underlying basis operating lease depreciation is included in net income.